STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		184 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Revenue
Cost of revenue
Gross profit (loss)
EXPENSES
Research and development	111,832	257,350	2,955,237
Depreciation and Amortization	17,023	6,049	102,140
General and administrative expenses	3,714,214	2,109,555	26,261,003
Total operating expenses	3,843,069	2,372,954	29,318,381
Operating loss	(3,843,069)	(2,372,954)	(29,318,381)
Non-operating income (expense):
Interest income	10		17,286
Investment income			170,753
Other Income		23,440	34,573
Interest expense and late fees	(567,081)	(216,671)	(902,193)
Embedded derivative expense	(250,727)	(48,861)	(310,720)
Gain from litigation	311,000		311,000
Gain on extinguishment of debt			(152,914)
Gain on disposal of assets			794
Adjustment to fair value of derivatives	131,589		131,589
Total non-operating income (expense)	(375,209)	(242,092)	(699,832)
Net loss before minority interest	(4,218,278)	(2,615,046)	(30,018,213)
Minority interest			(183,422)
Net gain/loss	$ (4,218,278)	$ (2,615,046)	$ (29,834,791)
Weighted average shares outstanding	49,149,099	36,762,006	37,754,982
Net loss per share (Note 1)	$ (0.09)	$ (0.07)	$ (0.79)